Condensed Interim Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net income	$ 5,918	$ 997
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,028	1,447
Write-down of obsolete inventory	2,138	4,785
Discount on marketable securities, net	70	40
Share-based compensation expense	1,218	1,069
Deferred taxes, net	(825)	(71)
Changes in assets and liabilities:
Accounts receivable - trade	1,854	13,808
Accounts receivable - other	1,837	624
Change in liability for Employees' severance benefits, net	145	(47)
Inventories	5,811	(2,938)
Trade accounts payable	(4,181)	4,020
Other accounts payable and accrued expenses	641	(1,175)
Net cash provided by operating activities	15,654	22,559
Cash flows from investing activities
Investment in short-term bank deposits, net	(13,507)
Purchase of property, plant and equipment	(734)	(606)
Investment in intangible assets	(504)
Proceeds from maturity of marketable securities	397	7,750
Purchases of marketable securities	(12,754)	(14,070)
Net cash used in investing activities	(27,102)	(6,926)
Cash flows from financing activities
Exercise of options	59	77
Purchase of treasury shares	(1,153)
Net cash provided by (used in) financing activities	(1,094)	77
Effect of exchange rate changes on cash balances held	201	(55)
Increase (decrease) in cash and cash equivalents	(12,341)	15,655
Cash and cash equivalents at beginning of period	26,808	17,021
Cash and cash equivalents at end of period	14,467	32,676
Supplementary cash flow information A. Non-cash transactions:
Investments in PPE	70	284
Supplementary cash flow information B. Cash paid during the period for:
Income taxes	$ 213	$ 1,298